RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF BALANCES WITH RELATED PARTIES
	December 31,
	2021	2020
	In U.S. dollars in thousands
Assets:
Receivables Note 7(a)	137	2

Liabilities:
Employees and payroll accruals	46	-
Short term loan Note 7(b)	89	44
Convertible loan Note 7(c)	32	-

SCHEDULE OF RELATED PARTY TRANSACTIONS

	Year ended December 31,
	2021	2020

	In U.S. dollars in thousands
Expenses:
Salaries and related cost (including stock-based compensation in the amount of $485)	595	-
AppYea’s Management fee participation	(60)	-
Financial income,net	2	-